Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			9 Months Ended				9 Months Ended					0 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 First target distribution [Member]	Sep. 30, 2013 Second target distribution [Member]	Sep. 30, 2013 Third Target Distribution [Member]	Sep. 30, 2013 Final Target Distribution [Member]	Oct. 25, 2013 Subsequent Event [Member]	Aug. 14, 2013 Subsequent Event [Member]		Sep. 30, 2013 Common Units [Member]	Sep. 30, 2013 Common Units [Member]	Sep. 30, 2013 Subordinated Units [Member]	Sep. 30, 2013 Subordinated Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC members	$ 14.2		$ 40.7	$ 56.1		$ 133.8
Less: distributions paid	19.1			52.4	[1]
(Over)/Undistributed earnings	(4.9)			3.7
Net income attributable to:
Common unitholders	12.0			34.2
Subordinated unitholders	2.2			21.9
Incentive distribution rights	0			0
Net income attributable to Seadrill Partners LLC members	$ 14.2		$ 40.7	$ 56.1		$ 133.8
Weighted average units outstanding (basic and diluted) [Abstract]
Weighted average units outstanding (basic and diluted) (in shares)																24,815	24,815	16,543	16,543
Earnings per unit (basic and diluted) [Abstract]
Earnings per unit (basic and diluted) ( (in US dollars per share)																$ 0.48	$ 1.38	$ 0.13	$ 1.32
Cash distributions declared and paid per unit (in US dollars per share)	$ 0.4175	[2]		$ 0.4175	[2]								$ 0.4275	$ 0.4275	[3]
Percentage of units outstanding held by public (in hundredths)	24.30%			24.30%			24.30%
Quarterly distribution of operating surplus (in US dollars per share)								0.3875	0.4456	0.4844	0.5813
Annually distribution of operating surplus (in US dollars per share)								1.55
Percentage of unit holders receiving additional distribution (in hundredths)									100.00%	85.00%	75.00%	50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)										15.00%	25.00%	50.00%

[1]	distributions paid or to be paid in relation to the period irrespective of the declaration and payment dates and based on the number of units
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.